INTEREST INCOME	12 Months Ended
Dec. 31, 2024
INTEREST INCOME
INTEREST INCOME

19.    INTEREST INCOME

	Year ended December 31,
	2022	2023	2024

	(HK$ in thousands)
Interest income from:
Bank deposits	986,387	2,482,866	2,840,770
Margin financing	1,588,569	1,754,056	2,177,686
Securities lending	499,745	1,053,294	1,352,746
Others	139,626	246,206	295,662
Total	3,214,327	5,536,422	6,666,864